Reinsurance	12 Months Ended
Dec. 31, 2013
Notes
Reinsurance

Note 7:  Reinsurance

The Company entered into an agreement with its affiliate, CMFG Life, effective January 1, 2013 to cede 100% of its new business, which includes investment-type contracts for its single premium deferred annuity and are accounted for using the deposit method of accounting.  The Company had $89,313 of assets on deposit for these contracts as of December 31, 2013. The Company had a related liability of $89,313 which is included in policyholder account balances in the balance sheets.  The Company receives a commission equal to 100% of its actual expenses incurred for this business, which was $6,425 for the year ended December 31, 2013.

On October 31, 2012, the Company ceded 95% of its insurance policies in force pursuant to a reinsurance agreement with CMFG Life; ongoing renewal premiums and related policy benefits are also ceded to CMFG Life at the same proportion under this contract.  As a result of this agreement, the Company ceded $23,121 of earned premiums, $22,637 of benefits, $3,762 of policyholder account balances and recorded a reinsurance recoverable of $26,399 as of October 31, 2012.  Substantially all the premiums were paid to CMFG Life by transferring net invested assets with a fair value of $26,883, recognizing a gain of $2,848.  The difference between the assets and liabilities transferred to CMFG Life of $484 was recorded as a prepaid reinsurance asset and is being amortized to expense over the estimated fifteen year remaining life of the reinsured policies.  Subsequently, the Company expensed $270 of the prepaid reinsurance asset as it determined that a portion of the cost was unrecoverable.  The Company is also reimbursed for 95% of expenses incurred in the provision of policyholder and benefit payment services, and insurance taxes and charges on a go forward basis under this contract.

MLIC did not have any other agreements at December 31, 2013 or 2012 and the entire reinsurance recoverable balance of $25,525 and $26,391, respectively, was due from CMFG Life.  The recoverable balances are not collateralized and the Company retains the risk of loss in the event CMFG Life is unable to meet its obligations assumed under the reinsurance agreements.  CMFG Life is rated A (excellent) by A.M. Best Company and MLIC believes the risk of non-collection is remote.

The effects of reinsurance on premiums and on claims, benefits, and losses incurred for the years ended December 31 are as follows:

	2013	2012	2011

Policies in force	$ 147,371	$ 163,937	$ 186,688

Premiums:
Direct - written	$ 2,811	$ 3,208	$ 3,409
Direct - change in unearned	-	-	-
Direct - earned	2,811	3,208	3,409

Ceded to affiliate - written	(2,671)	(23,714)	-
Ceded to affiliate - change in unearned	(1)	47	-
Ceded to affiliate - earned	(2,672)	(23,667)	-

Premiums - written, net	140	(20,506)	3,409
Premiums - change in unearned, net	(1)	47	-
Premiums, net	$ 139	$ (20,459)	$ 3,409

Claims, benefits and losses incurred:
Direct	$ 2,953	$ 3,086	$ 2,268
Ceded to affiliate	(2,774)	(23,114)	-

Claims, benefits and losses, net	$ 179	$ (20,028)	$ 2,268